Other reserves (Tables)	12 Months Ended
Dec. 31, 2021
Other reserves
Schedule of other reserves

				Share‑based
	Capital	Merger	Statutory	compensation	Other
	reserve	reserve	reserve	reserve	reserve	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note (a)	Note (b)	Note (c)	Note (d)	Note (e)
At 1 January 2019	61,303	(10,000)	37,962	67,960	(61,980)	95,245
Translation of foreign operations	—	—	—	—	672	672
Transfer to statutory reserve	—	—	4,621	—	—	4,621
Further acquisition of interests in a subsidiary (Note 31)	—	—	—	—	(5,741)	(5,741)
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	493	493
Share-based payment reserve	—	—	—	47,788	—	47,788
Issuance of shares upon initial public offering	211,906	—	—	—	—	211,906
Transaction costs related to issuance of shares upon initial public offering	(45,516)	—	—	—	—	(45,516)
Preferred shares converted into ordinary share upon initial public offering	339,346	—	—	—	—	339,346
Exchangeable note converted into ordinary share upon initial public offering	140,471	—	—	—	—	140,471
At 31 December 2019 and 1 January 2020	707,510	(10,000)	42,583	115,748	(66,556)	789,285

At 31 December 2019 and 1 January 2020	707,510	(10,000)	42,583	115,748	(66,556)	789,285
Translation of foreign operations	—	—	—	—	(731)	(731)
Transfer to statutory reserve	—	—	194	—	—	194
Further acquisition of interests in a subsidiary (Note 31)	—	—	—	—	92	92
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	2,548	2,548
Share-based payment reserve	—	—	—	78,967	—	78,967
Share re-purchase	—	—	—	—	—	—
At 31 December 2020	707,510	(10,000)	42,777	194,715	(64,647)	870,355

At 31 December 2020 and 1 January 2021	707,510	(10,000)	42,777	194,715	(64,647)	870,355
Translation of foreign operations	—	—	—	—	574	574
Further acquisition of interests in a subsidiary (Note 31)	380	—	—	—	(935)	(555)
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	3,575	3,575
Share-based payment reserve	—	—	—	35,462	—	35,462
At 31 December 2021	707,890	(10,000)	42,777	230,177	(61,433)	909,411